ASSET HELD FOR SALE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 24, 2021	May 21, 2021
IfrsStatementLineItems [Line Items]
Asset held for sale		$ 2,977,147			$ 4,000,000
Gain on sale of asset held for sale	$ 1,022,853
1st Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale				$ 1,200,000	1,200,000
2nd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale				1,200,000	1,200,000
3rd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale				$ 1,600,000	$ 1,600,000